NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation and Principles of Consolidation: Schedule of Entities (Details)	12 Months Ended
Jun. 30, 2018
Dogness (International) Corporation ('Dogness' or the 'Company')
Date of Incorporation	Jul. 11, 2016
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness (Hong Kong) Pet Products Co., Ltd. ('HK Dogness')
Date of Incorporation	Mar. 10, 2009
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited ('HK Jiasheng')
Date of Incorporation	Jul. 12, 2007
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. ('Dongguan Dogness')
Date of Incorporation	Oct. 26, 2016
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. ('Dongguan Jiasheng')
Date of Incorporation	May 15, 2009
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia')
Date of Incorporation	Jul. 09, 2009
Place of Incorporation	Zhangzhou, China
% of Ownership	100.00%
Principal Activities	manufacturing of pet leash products
Dogness Overseas Ltd ('Dogness Overseas')
Date of Incorporation	Feb. 08, 2018
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness Group LLC ('Dogness Goup')
Date of Incorporation	Jan. 23, 2018
Place of Incorporation	Delaware, United States
% of Ownership	100.00%
Principal Activities	Trading